Material Accounting Policies - Additional Information (Details) ฿ in Millions, Rp in Billions	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2023 USD ($)	Mar. 31, 2025 BND ($)	Mar. 31, 2025 IDR (Rp)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 THB (฿)
Material accounting policies details [Line Items]
Closing foreign exchange rate calculated using reporting currency			$ 1
Cash deposits in bank accounts	$ 27,666,000	$ 43,470,000	$ 72,950,000	$ 29,527,000
Applicable tax rate	17.00%	17.00%	17.00%	17.00%
Number of reportable segments | Segment			6
Software
Material accounting policies details [Line Items]
Estimated useful life			5 years
Bottom of Range
Material accounting policies details [Line Items]
Percentage of voting power of another entity			20.00%
Top of Range
Material accounting policies details [Line Items]
Percentage of voting power of another entity			50.00%
Brunei Dollar
Material accounting policies details [Line Items]
Cash deposit insured					$ 50,000
Indonesian Rupiah
Material accounting policies details [Line Items]
Cash deposit insured | Rp						Rp 2
Malaysian Ringgit
Material accounting policies details [Line Items]
Cash deposit insured | RM							RM 250,000
Singapore Dollar
Material accounting policies details [Line Items]
Cash deposit insured								$ 100,000
Thai Baht
Material accounting policies details [Line Items]
Cash deposit insured | ฿									฿ 1
Singapore
Material accounting policies details [Line Items]
Applicable tax rate			17.00%
Saudi
Material accounting policies details [Line Items]
Applicable tax rate			20.00%
Malaysia
Material accounting policies details [Line Items]
Applicable tax rate			24.00%
Indonesia
Material accounting policies details [Line Items]
Applicable tax rate			22.00%
Thailand
Material accounting policies details [Line Items]
Applicable tax rate			20.00%